Shareholders' equity - Movement in number of ordinary shares (Details) - Ordinary shares	6 Months Ended
	Mar. 31, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares
Shareholders' equity
Par value | $ / shares	$ 0
Number of votes per ordinary shares | $ / shares	1
Reconciliation of movement in number of ordinary shares
Balance as at beginning of period	3,611,684,870	3,611,684,870	3,489,928,773
Share issuances			110,919,861
Dividend reinvestment plan	20,213,205		10,836,236
Dividend reinvestment plan underwrite	36,693,733
Issued shares for the period	56,906,938		121,756,097
Balance as at end of period	3,668,591,808	3,611,684,870	3,611,684,870	3,489,928,773
Average price per share | $ / shares			$ 24.81
Dividend reinvestment plan - price per share for final dividend | $ / shares		$ 19.83		$ 25.17
Dividend reinvestment plan underwrite - price per share for final dividend | $ / shares		$ 19.594